Financial Instruments - Embedded Derivative Contract Narrative (Details) - MMBTU	12 Months Ended
	Dec. 31, 2030	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative, volume per day		50,000
Natural gas embedded derivative
Disclosure of detailed information about financial instruments [line items]
Derivative, volume per day	140,000
Derivative, natural gas supply term	15 years